Europe 1.25x Strategy Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	28.59%	6.70%	5.75%
STOXX Europe 50® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	33.10%	11.66%	8.69%
Europe 1_25x Strategy Fund
Prospectus [Line Items]
Average Annual Return, Percent		36.46%	10.40%	7.59%

[1]	The MSCI World ex USA Index is a broad-based market index that captures large- and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. The DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK. With 773 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.
[2]	The STOXX Europe 50® Index is Europe’s leading Blue-chip index and provides a representation of super-sector leaders in Europe. The Index covers 50 stocks from 17 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland and the United Kingdom.